OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Noncurrent Assets Tables Abstract
Other non-current assets
IN MILLIONS OF USD	31.12.2018	31.12.2017
Loans and contractual receivables	27.0	24.4
Guarantee deposits	3.4	2.5
Other	0.1	0.1
Subtotal	30.5	27.0
Allowances	(3.1)	(2.1)
Total	27.4	24.9

Changes in allowances for other non-current assets
IN MILLIONS OF USD	2018	2017
Balance at January 1	(2.1)	(3.8)
Creation	(2.7)	(0.3)
Utilization	1.7	2.0
Balance at December 31	(3.1)	(2.1)